Subsequent Events		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 26, 2021	Sep. 30, 2021	Jun. 27, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

(18) Subsequent Events

On July 1, 2021, Isos Acquisition Corporation, a special purpose acquisition company, entered into a definitive agreement for a business combination (the “Business Combination Agreement”) that upon closing of the transaction would result in Bowlero becoming a publicly listed company to be named “Bowlero” on the New York Stock Exchange (“NYSE”) under the new ticker symbols BOWL and BOWL WS for the common stock and public warrants, respectively. The boards of directors of both Bowlero and Isos have approved the proposed transaction, which is expected to close in December 2021, subject to, among other things, the approval by Isos’ stockholders and satisfaction or waiver of the other conditions stated in the definitive documentation.

(18) Subsequent Events

On July 1, 2021, Isos Acquisition Corporation, a special purpose acquisition company, entered into a definitive agreement for a business combination (the “Business Combination Agreement”) that upon closing of the transaction would result in Bowlero becoming a publicly listed company to be named “Bowlero” on the New York Stock Exchange (“NYSE”) under the new ticker symbols BOWL and BOWL WS for the common stock and public warrants, respectively. The boards of directors of both Bowlero and Isos have approved the proposed transaction, which is expected to close in October 2021, subject to, among other things, the approval by Isos’ stockholders and satisfaction or waiver of the other conditions stated in the definitive documentation.

On August 16, 2021, the Company and Bowl America Incorporated (“Bowl America”) consummated an Agreement and Plan of Merger (the “Merger Transaction”). Cash in the amount of $8.53 per share of Bowl America common stock issued and outstanding immediately prior to closing, including both Class A Common Stock and Class B Common stock, or $44,023 was paid by the Company as consideration and Bowl America became a wholly-owned subsidiary of the Company. Bowl America was a publicly traded Company with its Class A Common Stock trading on the NYSE American exchange under trading symbol BWL-A. Upon closing, Bowl America’s Class A Common Stock was no longer listed or traded on any public exchange. The Company is currently in process of finalizing the preliminary accounting for this transaction and expects to complete its preliminary accounting of the assets acquired and liabilities assumed by the end of the first quarter of fiscal year 2022.

Isos Acquisition Corporation [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

On February 25, 2021, the Company issued 576,786 Class B ordinary shares to Lion Tree Partners for nominal consideration (up to 176,786 of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and cancelled such same amount of Class B ordinary shares held by the Sponsor.

In March 2021, the Company effected a stock dividend of approximately 0.125 shares for each share of Class B common stock outstanding, resulting in the initial stockholders holding an aggregate of 6,468,750 founder shares (up to 843,750 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised). The financial statements have been retroactively restated to reflect the stock dividend occurred in March 2021.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.